SCHEDULE OF INVESTMENTS

Delaware Ivy Mid Cap Growth Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 1.5%
Electronic Arts, Inc.	983	$129,623

Interactive Media & Services – 1.9%
Pinterest, Inc., Class A(A)	2,449	89,015
Twitter, Inc.(A)	1,668	72,071
		161,086

Total Communication Services - 3.4%		290,709

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 3.3%
Canada Goose Holdings, Inc.(A)	2,141	79,340
Levi Strauss & Co., Class A	3,853	96,447
lululemon athletica, Inc.(A)	261	102,134
		277,921

Auto Parts & Equipment – 1.7%
BorgWarner, Inc.	3,183	143,478

Footwear – 0.5%
On Holding AG, Class A(A)(B)	1,031	38,997

Internet & Direct Marketing Retail – 0.5%
Shutterstock, Inc.	384	42,592

Leisure Facilities – 1.2%
Vail Resorts, Inc.	302	99,062

Restaurants – 2.8%
Chipotle Mexican Grill, Inc., Class A(A)	135	235,972

Specialty Stores – 3.2%
National Vision Holdings, Inc.(A)	1,966	94,354
Ulta Beauty, Inc.(A)	430	177,106
		271,460

Total Consumer Discretionary - 13.2%		1,109,482

Consumer Staples

Packaged Foods & Meats – 1.3%
Hershey Foods Corp.	570	110,272

Total Consumer Staples - 1.3%		110,272

Financials

Financial Exchanges & Data – 2.6%
MarketAxess Holdings, Inc.	538	221,074

Regional Banks – 4.5%
First Republic Bank	778	160,726
Pinnacle Financial Partners, Inc.	703	67,180
SVB Financial Group(A)	221	149,764
		377,670
Total Financials - 7.1%		598,744

Health Care

Biotechnology – 4.3%
Genmab A.S. ADR(A)	2,742	108,470
Horizon Therapeutics plc(A)	1,248	134,437
Seattle Genetics, Inc.(A)	806	124,598
		367,505

Health Care Equipment – 10.8%
Abiomed, Inc.(A)	369	132,593
DexCom, Inc.(A)	536	287,607

Edwards Lifesciences Corp.(A)	1,068	138,335
Envista Holdings Corp.(A)	2,599	117,090
Intuitive Surgical, Inc.(A)	351	126,191
Masimo Corp.(A)	366	107,189
		909,005

Health Care Technology – 2.5%
Cerner Corp.	2,265	210,382

Life Sciences Tools & Services – 3.9%
Agilent Technologies, Inc.	634	101,231
Repligen Corp.(A)	372	98,583
TECHNE Corp.	245	126,984
		326,798

Total Health Care - 21.5%		1,813,690

Industrials

Aerospace & Defense – 2.0%
CAE, Inc.(A)	1,444	36,452
HEICO Corp., Class A	1,048	134,640
		171,092

Building Products – 4.2%
A. O. Smith Corp.	1,872	160,685
Trex Co., Inc.(A)	1,424	192,225
		352,910

Industrial Machinery – 3.5%
IDEX Corp.	527	124,445
Middleby Corp.(A)	849	166,978
		291,423

Research & Consulting Services – 4.2%
Clarivate plc(A)	4,256	100,101
CoStar Group, Inc.(A)	3,238	255,912
		356,013

Trading Companies & Distributors – 2.2%
Fastenal Co.	2,866	183,617

Total Industrials - 16.1%		1,355,055

Information Technology

Application Software – 9.1%
DocuSign, Inc.(A)	1,045	159,231
Five9, Inc.(A)	866	118,889
Guidewire Software, Inc.(A)	1,078	122,414
Paycom Software, Inc.(A)	368	152,606
Q2 Holdings, Inc.(A)	654	51,986
Tyler Technologies, Inc.(A)	305	164,336
		769,462

Communications Equipment – 3.3%
Arista Networks, Inc.(A)	1,911	274,763

Data Processing & Outsourced Services – 0.6%
Genpact Ltd.	978	51,923

Electronic Components – 2.0%
II-VI, Inc.(A)	2,416	165,057

Electronic Equipment & Instruments – 4.6%
Keysight Technologies, Inc.(A)	937	193,489
Novanta, Inc.(A)	409	72,133
Trimble Navigation Ltd.(A)	1,433	124,954
		390,576

Semiconductor Equipment – 3.9%
Brooks Automation, Inc.	971	100,143
Teradyne, Inc.	1,428	233,450
		333,593

Semiconductors – 8.9%
Marvell Technology Group Ltd.	2,625	229,628

Microchip Technology, Inc.	2,062	179,495
Monolithic Power Systems, Inc.	478	236,025
SkyWater Technology, Inc.(A)(B)	708	11,484
Universal Display Corp.	561	92,661
		749,293

Systems Software – 1.5%
CrowdStrike Holdings, Inc., Class A(A)	612	125,207

Total Information Technology - 33.9%		2,859,874

Materials

Fertilizers & Agricultural Chemicals – 1.2%
Scotts Miracle-Gro Co. (The)	649	104,530

Specialty Chemicals – 1.4%
RPM International, Inc.	1,160	117,163

Total Materials - 2.6%		221,693

TOTAL COMMON STOCKS – 99.1%		$8,359,519
(Cost: $4,377,258)

PURCHASED OPTIONS Number of Contracts (Unrounded)	Notional Amount
Pinterest, Inc., Class A,
Call $57.50, Expires 1-21-22, OTC (Ctrpty: JPMorgan Chase Bank N.A.) 6,983	698	31

TOTAL PURCHASED OPTIONS – 0.0%		$31
(Cost: $794)

SHORT-TERM SECURITIES	Shares

Money Market Funds(D) - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(C)	11,883	11,883
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	82,776	82,776
		94,659

TOTAL SHORT-TERM SECURITIES – 1.1%		$94,659
(Cost: $94,659)

TOTAL INVESTMENT SECURITIES – 100.2%		$8,454,209
(Cost: $4,472,711)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(13,882)

NET ASSETS – 100.0%		$8,440,327

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $11,132 are on loan.
(C)	Investment made with cash collateral received from securities on loan.
(D)	Rate shown is the annualized 7-day yield at December 31, 2021.

The following written options were outstanding at December 31, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Pinterest, Inc., Class A	JPMorgan Chase Bank N.A.	Put	11,250	1,125	January 2022	$47.50	$5,715	$(12,684)
	JPMorgan Chase Bank N.A.	Call	6,983	698	January 2022	80.00	286	(11)
Shutterstock, Inc.	N/A	Put	1,869	187	January 2022	110.00	1,440	(528)
							$7,441	$(13,223)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$8,359,519	$—	$—
Purchased Options	—	31	—
Short-Term Securities	94,659	—	—
Total	$8,454,178	$31	$—

Liabilities
Written Options	$—	$13,223	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$4,472,711

Gross unrealized appreciation	4,077,974
Gross unrealized depreciation	(96,476)

Net unrealized appreciation	$3,981,498